Schedule H, Line 4i	12 Months Ended
Dec. 31, 2025
EBP 221935537 001 [Member]
Notes to Financial Statements
Schedule of Assets [Text Block]
J & J Snack Foods Corp. 401(k) Profit Sharing Plan EIN: 22-1935537 PN:001 SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) Year Ended December 31, 2025

(a)	(b) Identity of issue, borrower, lessor, or similar party	( c ) Description of investment including maturity date, rate of interest	(d) Cost	(e) Current Value
		Collateral, par, or maturity value

	SAGIC DIVERSIFIED BOND I	Fixed Annuities	**	10,817,790
	Dreyfus Government Secs Cash Management Admin	Mutual Fund	**	149,460

	VANGUARD TARGET RTRMNT INCOME FD	Mutual Fund	**	2,417,124
	VANGUARD TARGET RTRMNT 2020 FD	Mutual Fund	**	6,650,324
	VANGUARD TARGET RTRMNT 2025 FD	Mutual Fund	**	12,661,034
	VANGUARD TARGET RTRMNT 2030 FD	Mutual Fund	**	27,398,288
	VANGUARD TARGET RTRMNT 2035 FD	Mutual Fund	**	17,525,995
	VANGUARD TARGET RTRMNT 2040 FD	Mutual Fund	**	12,336,699
	VANGUARD TARGET RTRMNT 2045 FD	Mutual Fund	**	10,487,842
	VANGUARD TARGET RTRMNT 2050 FD	Mutual Fund	**	5,603,879
	VANGUARD TARGET RTRMNT 2055 FD	Mutual Fund	**	4,133,906
	VANGUARD TARGET RTRMNT 2060 FD	Mutual Fund	**	2,534,411
	VANGUARD TARGET RTRMNT 2065 FD	Mutual Fund	**	76,335
	VANGUARD TARGET RTRMNT 2070 FD	Mutual Fund	**	15,890
	Harbor Small Cap Growth Retirement	Mutual Fund	**	12,715
	Principal SmallCap Value II R6	Mutual Fund	**	40,306
	VICTORY SYCAMORE ESTAB VAL FD	Mutual Fund	**	1,288,155
	Great Gray Trust EUPAC	Collective Trust	**	60,990
	NT Col ACWI ex-US IMI Fd - DC - NL - 4	Collective Trust	**	162,577
	MFS Mid Cap Growth CIT CL CT	Collective Trust	**	78,253
	NT COL EXT EQ MKT IDX DC NL TIER CT	Collective Trust	**	5,088,722
	NT COL R1000 GRWTH IDX DC NL TIER CT	Collective Trust	**	18,678,068
	NT COL R1000 VAL IDX DC NL	Collective Trust	**	5,300,964
	NT COL S&P 500 IDX DC NL TIER CT	Collective Trust	**	16,831,320
	FIAM Core Plus Commingled Pool Class I	Collective Trust	**	1,032,259
	NT COL AGG BD IDX NL TIER CT	Collective Trust	**	4,464,012
*	J&J Snack Foods Corp Company Stock	Employer Securities		9,229,485
	Total Investments			175,076,803

*	NOTES RECEIVABLE FROM PARTICIPANTS	Maturity Dates from January 2026 to October 2055 and Low-High Interest Rates from 4.25% - 9.50%		5,349,058

				180,425,861

*	Party-in-Interest
**	Cost Omitted all investments are participant directed